Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2019 and 2018 to income before income taxes due to the items listed in the following reconciliation:

	Three months ended				Six months ended
	June 30,		June 30,		June 30,		June 30,
	2019		2018		2019		2018

	Amount	Rate	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$75	21.0%	$31	21.0%	$149	21.0%	$58	21.0%
Income tax expense (benefit)
related to prior years	(79)	(22.1)	(34)	(23.1)	(79)	(11.1)	(125)	(45.4)
Dividends-received deduction	(15)	(4.1)	(8)	(5.5)	(29)	(4.2)	(16)	(5.9)
Other	(3)	(0.9)	(2)	(0.6)	(6)	(0.8)	(3)	(0.6)

Total income tax expense (benefit)	$(22)	(6.1%)	$(13)	(8.2%)	$35	4.9%	$(86)	(30.9%)

Income tax expense for the years ended December 31 is as follows:

	2018	2017	2016

Current tax expense (benefit)	$80	$481	$647
Deferred tax expense	(262)	193	240
Adjustment of deferred tax assets and liabilities
for enacted rate change	–	49	–

Total income tax expense (benefit)	$(182)	$723	$887

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income taxes due to the items listed in the following reconciliation:

	2018		2017		2016

	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$132	21.0%	$981	35.0%	$953	35.0%
Income tax expense (benefit)
related to prior years	(240)	(38.2)	(221)	(7.8)	(53)	(2.0)
Dividends-received deduction	(59)	(9.4)	(83)	(3.0)	(11)	(0.4)
Foreign Tax Credit	(14)	(2.2)	–	–	–	–
Adjustment of deferred tax assets and
liabilities for enacted rate change	–	–	49	1.7	–	–
Other	(1)	(0.2)	(3)	(0.1)	(2)	(0.1)

Total income tax expense (benefit)	$(182)	(29.0%)	$723	25.8%	$887	32.5%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2018 and 2017 are as follows:

	2018	2017

Deferred tax assets
Tax reserves method change	$11	$15
Unrealized investment losses	61	–
Accrued expenses	293	280
Deferred policy acquisition costs	380	291
Other	–	1

Gross deferred tax assets	745	587

Deferred tax liabilities
Investments	354	490
Deferred reinsurance expense	16	19
Unrealized investment gains	–	4

Gross deferred tax liabilities	370	513

Net deferred tax asset	$375	$74